HSBC Holdings statement of changes in equity (Parenthetical) $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
		Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares		Oct. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Apr. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)
Dividends paid on ordinary shares per share (in dollars per share) | $ / shares			$ 0.82		$ 0.53
Total equity			$ 192,273		$ 192,610
Authorized amount for share buy-back program							$ 3,000	$ 3,000		$ 3,000	$ 2,000
Redemption of securities			2,250	[1]	4,003	[2]
Transfers	[3]		0		0
Increase (decrease) through exercise of options, equity			0		0
HSBC Overseas Holdings (UK) Limited
Impairment loss recognised in profit or loss			11,442		5,512
$2,250m issued at 6.375%
Notional amount			$ 2,250
Other equity instruments interest rate			6.375%
Treasury shares
Number of shares outstanding (in shares) | shares			28,744,609
Merger and other reserves
Total equity	[2],[4]		$ 26,328		28,601
Transfers	[2],[3],[4]		(2,945)		(5,130)
Merger and other reserves | HSBC Overseas Holdings (UK) Limited
Transfers			2,945		5,130
Retained earnings
Total equity	[4],[5]		152,402		152,148
Redemption of securities	[2],[4],[5]				(20)
Transfers	[3],[4],[5]		2,945		5,130
Increase (decrease) through exercise of options, equity	[4],[5]		77		79
Retained earnings | HSBC Overseas Holdings (UK) Limited
Transfers			2,945		5,130
Increase (decrease) through exercise of options, equity			$ 0		$ (382)
HSBC Holdings
Dividends paid on ordinary shares per share (in dollars per share) | $ / shares			$ 0.82		$ 0.53
Total equity			$ 136,139		$ 141,306
Authorized amount for share buy-back program							$ 3,000	$ 3,000		$ 3,000	$ 2,000
Redemption of securities			2,250	[6]	4,003
Transfers	[7]		0		0
Increase (decrease) through exercise of options, equity			104		249
HSBC Holdings | HSBC Overseas Holdings (UK) Limited
Impairment loss recognised in profit or loss			$ 11,442		5,512
HSBC Holdings | SGD1.500m issued at 5.250%
Notional amount									$ 1,500
Other equity instruments interest rate									5.25%
HSBC Holdings | $1.350m issued at 6.875%
Notional amount		$ 1,350
Other equity instruments interest rate		6.875%
HSBC Holdings | $1.150m issued at 6.950%
Notional amount		$ 1,150
Other equity instruments interest rate		6.95%
HSBC Holdings | $2,250m issued at 6.375%
Other equity instruments interest rate		6.375%
Redemption of securities		$ 2,250
HSBC Holdings | Treasury shares
Number of shares outstanding (in shares) | shares			29,739,384
HSBC Holdings | Merger and other reserves
Total equity			$ 33,664		35,946
Transfers	[7]		(2,945)		(5,130)
HSBC Holdings | Retained earnings
Total equity	[8],[9]		59,668		63,288
Redemption of securities	[8],[9]				(20)
Transfers	[7],[8],[9]		2,945		5,130
Increase (decrease) through exercise of options, equity	[8],[9]		181		328
HSBC Holdings | Reserve of share-based payments
Increase (decrease) through exercise of options, equity			$ 0		$ 382

[1]	In September 2024, HSBC Holdings redeemed its $2,250m 6.375% contingent convertible securities.
[2]	Statutory share premium relief under section 131 of the Companies Act 1985 was taken in respect of the acquisition of HSBC Bank plc in 1992,
HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC Finance
Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited, following a number of intra-Group reorganisations, and has since been transferred to retained earnings as part of the impairment recognised in respect of HSBC Overseas Holding (UK) Limited. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.

[3]	At 31 December 2024, an impairment of $11,442m (2023: $5,512m) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of $2,945m (2023: $5,130m) from the remaining historical merger reserve to retained earnings, and a realisation of nil share-based payment reserve (2023:
$382m) within retained earnings. In 2022, a part-reversal of the impairment resulted in a transfer from retained earnings back to the merger reserve of $2,499m.

[4]	Cumulative goodwill amounting to $5,138m was charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m was charged against retained earnings.

[5]	At 31 December 2024, retained earnings included 28,744,609 own shares held. These include own shares held within HSBC’s insurance business’s retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and Securities Services.

[6]	In September 2024, HSBC Holdings redeemed its $2,250m 6.375% contingent convertible securities.
[7]	At 31 December 2024, an impairment of $11,442m (2023: $5,512m) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of $2,945m (2023: $5,130m) from the remaining historical associated merger reserve to retained earnings, and a realisation of nil share-based payment reserves
(2023: $382m) to retained earnings. In 2022, a part-reversal of the impairment resulted in a transfer from retained earnings back to the merger reserve of
$2,499m
[8]	At 31 December 2024, retained earnings included 29,739,384 own shares held. These include own shares held by HSBC Holdings for the benefit of beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans.

[9]	Retained earnings include unrealised profits from intercompany transactions and share-based payment reserves, which are excluded from distributable reserves. Distributable reserves include the distributable portions of retained earnings and the merger reserve. Distributable reserves are reduced by ordinary dividend payments, distributions on additional tier 1 instruments, share buy-backs and impairments in investments in subsidiaries. They are increased by profits and the realisation of retained earnings or merger reserves upon impairment of an associated investment in subsidiary.